Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

22. Provisions

	At December 31,
	2020	2019
	$'m	$'m
Current	50	48
Non-current	55	29
	105	77

		Other	Total
	Restructuring	provisions	provisions
	$'m	$'m	$'m
At January 1, 2019	20	101	121
Provided	16	90	106
Released	(1)	(18)	(19)
Paid	(21)	(89)	(110)
Disposal of Food & Specialty	(9)	(11)	(20)
Exchange	—	(1)	(1)
At December 31, 2019	5	72	77
Provided	1	49	50
Released	(1)	(7)	(8)
Paid	(1)	(15)	(16)
Exchange	—	2	2
At December 31, 2020	4	101	105

The restructuring provision relates to redundancy and other restructuring costs. Other provisions relate to probable environmental claims, customer quality claims, tax deferrals arising from the CARES Act and specifically in Glass Packaging North America, workers’ compensation provisions. In addition to the aforementioned, provisions also include non-current amounts in respect of annual, long-term (three-year), cash bonus incentive programs for senior management of the Group, of approximately $17 million. Current amounts in respect of long term incentive programs are included in trade and other payables.

The provisions classified as current are expected to be paid in the next twelve months. The majority of the restructuring provision is expected to be paid in 2021. The remaining balance represents longer term provisions for which the timing of the related payments is subject to uncertainty.